Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
Annual cash commitments by year under Company's lease agreements
Cash rental commitment
2013 (7/1-12/31/2013)	$5,861
2014	$70,512
2015	$72,627
2016	$74,806
2017	$77,050
2018	$72,567

Cash Rental Commitment

2013	$5,861
2014	$70,512
2015	$72,627
2016	$74,806
2017	$77,050

Summary of activity in accrued warranty account
	June 30, 2013	December 31, 2012
Balance as of beginning of year	$140,074	$135,606
Warranty costs accrued	0	32,816
Settlements made	0	(28,348)
Total accrued warranty costs	$140,074	$140,074

	December 31, 2012	December 31, 2010

Balance as of beginning of year	$135,606	$50,690
Warranty costs accrued	32,816	118,935
Settlements made	(28,348)	(34,019)

Balance as of end of year	$140,074	135,606